Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 29.7	$ 34.9
Restricted cash	1.4	3.3
Trade receivables	33.4	28.5
Prepaid expenses	11.2	6.6
Deferred mobilization and contract preparation costs	20.4	17.2
Accrued revenue	47.8	20.2
Due from related parties	67.1	48.6
Other current assets	21.4	16.9
Total current assets	232.4	176.2
Non-current assets
Non-current restricted cash	6.7	7.8
Property, plant and equipment	3.3	3.7
Newbuildings	11.1	135.5
Jack-up rigs	2,704.9	2,730.8
Equity method investments	19.4	19.4
Other non-current assets	12.7	6.9
Total non-current assets	2,758.1	2,904.1
Total assets	2,990.5	3,080.3
Current liabilities
Trade payables	45.3	34.7
Accrued expenses	155.8	60.9
Short-term debt	1,642.7	0.0
Other current liabilities	40.5	22.3
Total current liabilities	1,884.3	117.9
Non-current liabilities
Long-term accrued interest and other items	22.9	70.1
Long-term debt	281.8	1,915.9
Other non-current liabilities	18.7	15.2
Onerous contracts	71.3	71.3
Total non-current liabilities	394.7	2,072.5
Total liabilities	2,279.0	2,190.4
Shareholders’ Equity
Common shares of par value $0.10 per share: authorized 180,000,000 (2021:180,000,000) shares, issued 152,901,508 (2021: 137,218,175) shares and outstanding 152,495,175 (2021: 136,811,842) shares	15.4	13.8
Treasury shares	(13.7)	(13.7)
Additional paid in capital	2,014.6	1,978.0
Accumulated deficit	(1,304.8)	(1,088.2)
Total equity	711.5	889.9
Total liabilities and equity	$ 2,990.5	$ 3,080.3